Prepayments and other current assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Prepayments and other current assets, net
Minority interest	¥ 13,076	¥ 154,909		$ 1,846
Provision for prepayments and other current assets	¥ 1,584	¥ 8,781	¥ 636